Summary of Significant Accounting Policies (Restated) (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Summary of Significant Accounting Policies (Restated) [Abstract]
Schedule of estimated useful lives of property and equipment
Computer software	3 to 10 years

Computer hardware	5 to 15 years

Furniture and equipment	3 to 5 years

Computer software	3 to 10 years
Computer hardware	5 to 15 years
Furniture and equipment	3 to 5 years

Schedule of property, plant and equipment

	12/31/2013	6/30/2013
Office equipment	$35,221	$35,949
Furniture and fixtures	225,269	229,927
Computers and software	1,282,160	1,282,317
Accumulated Depreciation	(1,039,926)	(979,162)
	$502,724	$569,031

	2013	2012
Office equipment	$35,949	$26,970
Furnitures and fixtures	249,770	229,713
Computers and software	1,282,317	1,349,340
Accumulated Depreciation	(989,900)	(921,237)
	$578,136	$684,786

Schedule of property, plant and equipment depreciation expense

	FOR THE THREE MONTHS ENDED		FOR THE SIX MONTHS ENDED
	12/31/2013	12/31/2012	12/31/2013	12/31/2012
Depreciation, operating	$16,833	$18,866	$36,907	$29,921
Depreciation, cost of revenue	30,527	26,510	56,576	55,936
Total depreciation expense	$47,360	$45,376	$93,483	$85,857

	2013	2012
Depreciation, operating	$75,844	$36,402
Depreciation, cost of revenue	107,723	111,735
Total depreciation expense	$183,567	$148,137

Schedule for computation of basic and diluted earnings per share

	FOR THE THREE MONTHS ENDED		FOR THE SIX MONTHS ENDED
	12/31/2013	12/31/2012	12/31/2013	12/31/2012
Net (loss) income from continuing operations	$(145,994)	$22,261	$(266,254)	$84,504
Net result from discontinued operations	(104,678)	-	(297,530)	-
Net (loss) income	$(250,672)	$22,261	$(563,784)	$84,504

Weighted average number of shares used in computing basic and diluted net (loss) income

Basic	10,470,632	5,300,000	10,449,303	5,300,000
Dilutive effect of stock options	-	-	-	-
Diluted	10,470,632	5,300,000	10,449,303	5,300,000

	FOR THE THREE MONTHS ENDED		FOR THE SIX MONTHS ENDED
	12/31/2013	12/31/2012	12/31/2013	12/31/2012
Net (loss) income per share
Basic and diluted:
Continuing operations	$(0.014)	$0.004	$(0.026)	$0.016
Discontinued	$(0.010)	$-	$(0.028)	$-
Total	$(0.024)	$0.004	$(0.054)	$0.016

	FOR THE YEAR ENDED
	2013	2012
Net income	$262,752	$77,940

Weighted average number of shares used in computing basic and diluted net income per share:

Basic	5,313,661	5,300,000
Diluted	5,313,680	5,300,000

Net income per share
Basic	$0.049	$0.015
Diluted:	$0.049	$0.015